Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.0%)
Comcast Corp. - Class A	114,395	3,933
Omnicom Group, Inc.	73,285	4,023

Total		7,956

Consumer Discretionary (14.4%)
Booking Holdings, Inc. *	3,622	4,873
Dollar General Corp.	39,280	5,932
Dollar Tree, Inc. *	54,250	3,986
The TJX Cos., Inc.	87,670	4,191

Total		18,982

Consumer Staples (9.5%)
Nestle SA, ADR	38,900	4,007
PepsiCo, Inc.	33,038	3,968
Unilever PLC, ADR	88,240	4,462

Total		12,437

Energy (1.2%)
Schlumberger, Ltd.	119,820	1,616

Total		1,616

Financials (20.0%)
Berkshire Hathaway, Inc. - Class B *	50,796	9,287
The Charles Schwab Corp.	122,950	4,134
Chubb, Ltd.	41,005	4,580

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
JPMorgan Chase & Co.	48,586	4,374
Northern Trust Corp.	51,881	3,915

Total		26,290

Health Care (15.8%)
Koninklijke Philips NV	91,290	3,666
Quest Diagnostics, Inc.	66,968	5,378
Smith & Nephew PLC, ADR	111,500	3,999
UnitedHealth Group, Inc.	31,144	7,767

Total		20,810

Industrials (22.3%)
Eaton Corp. PLC	49,618	3,855
Emerson Electric Co.	28,355	1,351
Expeditors International of Washington, Inc.	60,900	4,063
HD Supply Holdings, Inc. *	101,750	2,893
Honeywell International, Inc.	40,570	5,428
Masco Corp.	154,125	5,328
PACCAR, Inc.	58,505	3,576
Southwest Airlines Co.	80,785	2,877

Total		29,371

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Information Technology (4.4%)
Accenture PLC - Class A	19,754	3,225
TE Connectivity, Ltd.	41,670	2,624

Total		5,849

Materials (2.3%)
PPG Industries, Inc.	36,628	3,062

Total		3,062

Total Common Stocks (Cost: $126,444)		126,373

Short-Term Investments (4.0%)
Money Market Funds (4.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	5,258,752	5,259

Total		5,259

Total Short-Term Investments (Cost: $5,259)		5,259

Total Investments (99.9%) (Cost: $131,703)@		131,632

Other Assets, Less Liabilities (0.1%)		95

Net Assets (100.0%)		131,727

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $131,703 and the net unrealized depreciation of investments based on that cost was $71 which is comprised of $19,727 aggregate gross unrealized appreciation and $19,798 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$126,373	$—	$—
Short-Term Investments	5,259	—	—

Total Assets:	$131,632	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC

Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand